New Policies, Standards, Interpretations, And Amendments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
New Policies, Standards, Interpretations, And Amendments
NOTE 6. NEW POLICIES, STANDARDS, INTERPRETATIONS, AND AMENDMENTS
The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective and determined that no pronouncements or amendments would be expected to have a material impact on future financial statements.